CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Accounts and notes payable	¥ 403,708	¥ 458,538
Contract liabilities	84,003	10,610
Salary and welfare benefits payable	93,947	73,740
Taxes payable	159,718	126,154
Short-term loans	92,100	40,000
Dividend payable	478,833	1,144
Lease liabilities - current portion	28,588	11,447
Deferred tax liabilities	112,912	16,196
Lease liabilities - non-current portion	¥ 55,671	¥ 7,050
Ordinary shares, shares authorized | shares	15,000,000,000	15,000,000,000
Ordinary shares, shares issued | shares	1,570,790,570	1,570,790,570
Treasury stock, ordinary shares | shares	353,694,227	352,346,961
Related Party
Amounts due to related parties	¥ 474,627	¥ 27,401
VIE
Accounts and notes payable	150,891	252,401
Contract liabilities	567	1,148
Salary and welfare benefits payable	56,203	42,785
Taxes payable	16,260	30,720
Short-term loans	20,000	40,000
Accrued expenses and other current liabilities	62,535	92,335
Dividend payable	0	0
Lease liabilities - current portion	9,649	9,301
Deferred tax liabilities	8,539	3,293
Lease liabilities - non-current portion	25,898	4,743
VIE | Related Party
Amounts due to related parties	¥ 83	¥ 26